Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	₺ 46,281,142	₺ 43,240,847
Additions net of depreciation	372,416	2,448,870
Disposals	(664,294)	(333,121)
Transfers		(2,634)
Acquisitions through business combination		208,098
Impairment (expenses)/reversals	(185,649)	(19,155)	₺ (10,289)
Transfer to investment property	(71,762)	(12,733)
Effects of movements in exchange rates	(2,342,201)	750,970
Balance at end of year	43,389,652	46,281,142	43,240,847
Gross Carrying Amount
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	132,056,392	118,673,282
Additions	9,475,787	11,044,300
Disposals	(2,320,524)	(1,988,045)
Transfers		(2,634)
Acquisitions through business combination		208,098
Impairment (expenses)/reversals	7,053
Transfer to investment property	(515,515)	(73,731)
Effects of movements in exchange rates	(6,245,340)	4,195,122
Balance at end of year	132,457,853	132,056,392	118,673,282
Gross Carrying Amount | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	114,220,373	101,348,763
Additions	3,675,139	3,374,245
Disposals	(1,948,331)	(1,563,970)
Transfers	4,255,134	6,934,280
Effects of movements in exchange rates	(5,576,761)	4,127,055
Balance at end of year	114,625,554	114,220,373	101,348,763
Gross Carrying Amount | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	6,511,811	6,301,550
Additions	336,763	258,509
Disposals	(1,848)	(192,151)
Transfers	2,118	342,969
Transfer to investment property	(515,515)	(73,731)
Effects of movements in exchange rates	(262,453)	(125,335)
Balance at end of year	6,070,876	6,511,811	6,301,550
Gross Carrying Amount | Equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	6,653,267	6,363,251
Additions	715,369	348,012
Disposals	(309,541)	(75,329)
Transfers	69,811	69,642
Acquisitions through business combination		56
Effects of movements in exchange rates	(269,645)	(52,365)
Balance at end of year	6,859,261	6,653,267	6,363,251
Gross Carrying Amount | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	110,845	110,320
Additions		4,391
Disposals	(1,305)	(10,016)
Transfers	569
Acquisitions through business combination		312
Effects of movements in exchange rates	(4,876)	5,838
Balance at end of year	105,233	110,845	110,320
Gross Carrying Amount | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,275,641	2,379,493
Additions	29,313	17,932
Disposals	(22,887)	(133,088)
Transfers	646	897
Effects of movements in exchange rates	(12,056)	10,407
Balance at end of year	2,270,657	2,275,641	2,379,493
Gross Carrying Amount | Electricity production power plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	207,730
Acquisitions through business combination		207,730
Balance at end of year	207,730	207,730
Gross Carrying Amount | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,076,725	2,169,905
Additions	4,719,203	7,041,211
Disposals	(36,612)	(13,491)
Transfers	(4,328,278)	(7,350,422)
Impairment (expenses)/reversals	7,053
Effects of movements in exchange rates	(119,549)	229,522
Balance at end of year	2,318,542	2,076,725	2,169,905
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(85,775,250)	(75,432,435)
Additions - depreciation	(9,103,371)	(8,595,430)
Disposals	1,656,230	1,654,924
Impairment (expenses)/reversals	(192,702)	(19,155)
Transfer to investment property	443,753	60,998
Effects of movements in exchange rates	3,903,139	(3,444,152)
Balance at end of year	(89,068,201)	(85,775,250)	(75,432,435)
Accumulated depreciation, amortization and impairment [member] | Network infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(75,734,431)	(65,984,505)
Additions - depreciation	(7,786,214)	(7,472,739)
Disposals	1,406,732	1,393,279
Impairment (expenses)/reversals	(184,488)	(19,155)
Effects of movements in exchange rates	3,335,082	(3,651,311)
Balance at end of year	(78,963,319)	(75,734,431)	(65,984,505)
Accumulated depreciation, amortization and impairment [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(1,543,428)	(1,589,022)
Additions - depreciation	(231,593)	(197,383)
Disposals		59,132
Impairment (expenses)/reversals	(211)
Transfer to investment property	443,753	60,998
Effects of movements in exchange rates	128,666	122,847
Balance at end of year	(1,202,813)	(1,543,428)	(1,589,022)
Accumulated depreciation, amortization and impairment [member] | Equipment, fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(6,329,636)	(5,600,830)
Additions - depreciation	(1,049,719)	(891,642)
Disposals	226,088	64,018
Impairment (expenses)/reversals	(7,978)
Effects of movements in exchange rates	426,069	98,818
Balance at end of year	(6,735,176)	(6,329,636)	(5,600,830)
Accumulated depreciation, amortization and impairment [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(97,040)	(91,980)
Additions - depreciation	(7,000)	(9,316)
Disposals	1,307	10,016
Effects of movements in exchange rates	4,762	(5,760)
Balance at end of year	(97,971)	(97,040)	(91,980)
Accumulated depreciation, amortization and impairment [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(2,066,834)	(2,166,098)
Additions - depreciation	(18,390)	(20,469)
Disposals	22,103	128,479
Impairment (expenses)/reversals	(25)
Effects of movements in exchange rates	8,900	(8,746)
Balance at end of year	(2,054,246)	(2,066,834)	₺ (2,166,098)
Accumulated depreciation, amortization and impairment [member] | Electricity production power plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	(3,881)
Additions - depreciation	(10,455)	(3,881)
Effects of movements in exchange rates	(340)
Balance at end of year	₺ (14,676)	₺ (3,881)